Discontinued Operations - Discontinued Operations, Statement of Cash Flows Disclosure (Details) - Spirit MTA REIT - Spinoff - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by operating activities	$ 144	$ 160	$ 173
Net cash provided by investing activities	$ 136	$ 100	$ 262